Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.33%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$514,000	$603,414
Lamar Media Corp.,
4.00%, 02/15/2030	221,000	221,428
3.63%, 01/15/2031	88,000	84,326
		909,168
Aerospace & Defense–0.38%
Boeing Co. (The),
2.75%, 02/01/2026	372,000	382,360
2.20%, 02/04/2026	471,000	470,283
TransDigm, Inc., 6.38%, 06/15/2026	48,000	49,436
		902,079
Agricultural Products–0.01%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	30,000	30,327
Airlines–2.56%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA, 3.35%, 10/15/2029	28,370	29,003
Series 2021-1, Class B, 3.95%, 07/11/2030	228,000	230,965
Series 2021-1, Class A, 2.88%, 07/11/2034	306,000	298,062
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	208,000	212,869
5.75%, 04/20/2029(b)	123,000	128,535
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	527,042	543,246
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	165,000	167,682
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	324,371	320,668
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	135,000	155,200
7.38%, 01/15/2026	60,000	69,465
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	372,000	390,164
4.75%, 10/20/2028(b)	624,000	684,412
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	277,034	282,856
Series 2016-1, Class B, 3.65%, 01/07/2026	278,692	279,797
Series 2020-1, Class A, 5.88%, 10/15/2027	570,886	624,636
Series 2018-1, Class AA, 3.50%, 03/01/2030	509,197	539,258
Series 2019-1, Class A, 4.55%, 08/25/2031	262,480	284,336
Series 2019-1, Class AA, 4.15%, 08/25/2031	495,771	548,679
	Principal Amount	Value
Airlines–(continued)
United Airlines, Inc.,
4.38%, 04/15/2026(b)	$150,000	$150,889
4.63%, 04/15/2029(b)	97,000	96,661
		6,037,383
Alternative Carriers–0.03%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	77,000	82,560
Apparel Retail–0.14%
Bath & Body Works, Inc., 6.75%, 07/01/2036	73,000	87,386
Gap, Inc. (The),
3.63%, 10/01/2029(b)	93,000	89,130
3.88%, 10/01/2031(b)	172,000	164,874
		341,390
Apparel, Accessories & Luxury Goods–0.02%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	55,000	54,947
Application Software–0.39%
salesforce.com, inc.,
2.90%, 07/15/2051	553,000	572,918
3.05%, 07/15/2061	322,000	340,250
		913,168
Asset Management & Custody Banks–1.49%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,031,000	1,101,495
Ameriprise Financial, Inc., 3.00%, 04/02/2025	352,000	370,344
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	51,822
Ares Capital Corp.,
2.88%, 06/15/2028	374,000	372,966
3.20%, 11/15/2031	40,000	39,207
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	670,000	658,275
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	52,891
CI Financial Corp. (Canada), 3.20%, 12/17/2030	431,000	443,974
FS KKR Capital Corp., 1.65%, 10/12/2024	278,000	273,557
Hercules Capital, Inc., 2.63%, 09/16/2026	35,000	34,550
Owl Rock Capital Corp., 2.63%, 01/15/2027	116,000	113,705
		3,512,786
Auto Parts & Equipment–0.37%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	310,000	315,614
5.38%, 03/01/2029(b)	119,000	121,955
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	31,616

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	$22,000	$22,493
Dana, Inc., 5.38%, 11/15/2027	37,000	38,708
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	248,254
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	85,000	86,398
		865,038
Automobile Manufacturers–1.71%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	176,000	168,520
American Honda Finance Corp., 1.30%, 09/09/2026	237,000	233,647
Ford Motor Co.,
4.35%, 12/08/2026	20,000	21,247
3.25%, 02/12/2032	304,000	304,498
4.75%, 01/15/2043	71,000	76,107
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	232,000	230,608
Hyundai Capital America,
4.30%, 02/01/2024(b)	1,735,000	1,843,895
2.00%, 06/15/2028(b)	365,000	353,812
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	54,000	55,948
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	366,000	355,565
Stellantis Finance US, Inc., 1.71%, 01/29/2027(b)	200,000	196,336
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	200,000	194,552
		4,034,735
Automotive Retail–0.47%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	23,000	23,097
4.63%, 11/15/2029(b)	111,000	111,875
5.00%, 02/15/2032(b)	133,000	134,048
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	177,000	175,409
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	86,000	87,168
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	314,000	309,711
4.88%, 11/15/2031(b)	281,000	275,797
		1,117,105
Brewers–0.09%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	212,176
Broadcasting–0.03%
Gray Television, Inc., 7.00%, 05/15/2027(b)	75,000	79,659
Building Products–0.10%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	144,000	138,948
Standard Industries, Inc., 5.00%, 02/15/2027(b)	85,000	87,267
		226,215
	Principal Amount	Value
Cable & Satellite–2.08%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	$31,000	$31,983
4.75%, 03/01/2030(b)	102,000	104,659
4.50%, 08/15/2030(b)	124,000	125,203
4.50%, 05/01/2032	171,000	170,541
4.50%, 06/01/2033(b)	131,000	129,288
4.25%, 01/15/2034(b)	27,000	26,020
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	50,552
3.50%, 06/01/2041	314,000	308,174
3.50%, 03/01/2042	345,000	334,535
5.75%, 04/01/2048	306,000	385,863
3.90%, 06/01/2052	330,000	334,196
3.85%, 04/01/2061	433,000	414,769
4.40%, 12/01/2061	165,000	172,359
Comcast Corp.,
2.80%, 01/15/2051	349,000	337,733
2.89%, 11/01/2051(b)	1,060,000	1,037,995
Cox Communications, Inc., 1.80%, 10/01/2030(b)	40,000	38,053
CSC Holdings LLC,
5.25%, 06/01/2024	94,000	97,784
5.75%, 01/15/2030(b)	200,000	196,178
DISH DBS Corp., 7.75%, 07/01/2026	22,000	22,645
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	66,000	66,267
Sirius XM Radio, Inc.,
4.00%, 07/15/2028(b)	70,000	69,343
4.13%, 07/01/2030(b)	175,000	171,231
3.88%, 09/01/2031(b)	297,000	281,906
		4,907,277
Casinos & Gaming–0.21%
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	87,054
MGM Resorts International,
7.75%, 03/15/2022	42,000	42,600
6.00%, 03/15/2023	67,000	69,844
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	87,306
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	119,000	125,404
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	83,000	81,274
		493,482
Computer & Electronics Retail–0.61%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	805,000	937,700
8.35%, 07/15/2046	30,000	50,145
Leidos, Inc., 2.30%, 02/15/2031	456,000	442,502
		1,430,347
Construction & Engineering–0.05%
AECOM, 5.13%, 03/15/2027	24,000	25,777
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	89,961
		115,738
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Construction Materials–0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	$384,000	$426,278
Consumer Finance–0.80%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	37,272
4.63%, 03/30/2025	223,000	243,618
2.20%, 11/02/2028	203,000	201,346
Series C, 4.70%(c)(d)	246,000	247,845
Navient Corp.,
7.25%, 09/25/2023	184,000	198,160
5.00%, 03/15/2027	82,000	82,469
5.63%, 08/01/2033	28,000	26,031
OneMain Finance Corp.,
6.88%, 03/15/2025	50,000	55,074
7.13%, 03/15/2026	120,000	135,060
3.88%, 09/15/2028	239,000	230,918
5.38%, 11/15/2029	90,000	94,894
Synchrony Financial, 2.88%, 10/28/2031	344,000	340,914
		1,893,601
Copper–0.08%
Freeport-McMoRan, Inc.,
4.38%, 08/01/2028	25,000	26,110
5.40%, 11/14/2034	139,000	165,708
		191,818
Data Processing & Outsourced Services–0.34%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	198,000	194,938
4.88%, 07/01/2029(b)	89,000	87,298
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	50,000	48,936
Mastercard, Inc., 2.00%, 11/18/2031	275,000	275,337
Square, Inc., 3.50%, 06/01/2031(b)	196,000	199,062
		805,571
Department Stores–0.06%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	84,000	89,670
4.50%, 12/15/2034	46,000	45,312
		134,982
Diversified Banks–11.86%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,166,346
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	212,039
3.80%, 05/17/2031(b)	200,000	203,306
ASB Bank Ltd. (New Zealand), 2.38%, 10/22/2031(b)	390,000	389,959
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	229,000	221,067
6.75%(b)(c)(d)	765,000	865,089
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	263,000	255,531
Banco Mercantil del Norte S.A. (Mexico),
5.88%(b)(c)(d)	200,000	196,254
6.63%(b)(c)(d)	200,000	196,580
Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain), 1.72%, 09/14/2027(c)	$200,000	$196,378
Bank of America Corp.,
2.69%, 04/22/2032(c)	563,000	570,442
2.30%, 07/21/2032(c)	261,000	256,287
2.57%, 10/20/2032(c)	258,000	259,289
2.48%, 09/21/2036(c)	407,000	393,308
7.75%, 05/14/2038	765,000	1,201,044
2.68%, 06/19/2041(c)	75,000	72,896
Series AA, 6.10%(c)(d)	1,369,000	1,476,049
Series DD, 6.30%(c)(d)	390,000	439,803
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	591,504
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(c)	200,000	200,360
2.89%, 11/24/2032(c)	200,000	200,945
3.33%, 11/24/2042(c)	200,000	202,563
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	411,580
BNP Paribas S.A. (France), 2.16%, 09/15/2029(b)(c)	207,000	203,499
BPCE S.A. (France),
2.05%, 10/19/2027(b)(c)	250,000	248,227
2.28%, 01/20/2032(b)(c)	260,000	250,000
Citigroup, Inc.,
5.50%, 09/13/2025	1,084,000	1,227,532
3.11%, 04/08/2026(c)	402,000	421,665
4.41%, 03/31/2031(c)	325,000	370,931
2.57%, 06/03/2031(c)	60,000	60,377
2.56%, 05/01/2032(c)	363,000	364,813
2.52%, 11/03/2032(c)	171,000	171,033
2.90%, 11/03/2042(c)	258,000	256,985
4.65%, 07/23/2048	242,000	318,087
3.88%(c)(d)	619,000	614,358
Series A, 5.95%(c)(d)	108,000	110,692
Series V, 4.70%(c)(d)	260,000	262,262
Series Y, 4.15%(c)(d)	311,000	306,918
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	225,000	222,670
Credit Agricole S.A. (France),
1.91%, 06/16/2026(b)(c)	250,000	251,250
7.88%(b)(c)(d)	200,000	218,376
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(c)	202,000	201,159
2.25%, 11/22/2027(c)	290,000	290,841
2.01%, 09/22/2028(c)	575,000	562,217
2.87%, 11/22/2032(c)	386,000	386,775
6.00%(c)(d)	845,000	897,813
ING Groep N.V. (Netherlands),
6.88%(b)(c)(d)	409,000	416,764
Series NC10, 4.25%(c)(d)	275,000	256,575
JPMorgan Chase & Co.,
2.58%, 04/22/2032(c)	384,000	387,467
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	790,000	693,979
Series V, 3.45% (3 mo. USD LIBOR + 3.32%)(d)(e)	490,000	486,239
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.49%, 10/13/2032(c)	212,000	212,923
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	214,000	211,049
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	$263,000	$264,786
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	300,000	301,880
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(c)	471,000	465,349
4.30%(b)(c)(d)	393,000	372,112
7.75%(b)(c)(d)	459,000	484,470
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	48,221
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	406,000	401,382
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	310,000	288,765
U.S. Bancorp,
2.49%, 11/03/2036(c)	533,000	530,311
3.70%(c)(d)	340,000	332,775
UniCredit S.p.A. (Italy), 1.98%, 06/03/2027(b)(c)	294,000	287,102
Wells Fargo & Co.,
5.38%, 11/02/2043	1,637,000	2,169,091
4.75%, 12/07/2046	334,000	422,931
Series BB, 3.90%(c)(d)	276,000	277,829
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	313,000	309,852
		28,018,951
Diversified Capital Markets–1.51%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	308,148
4.50%(b)(c)(d)	468,000	450,216
5.10%(b)(c)(d)	478,000	474,463
5.25%(b)(c)(d)	448,000	455,840
7.13%(b)(c)(d)	426,000	435,666
7.50%(b)(c)(d)	592,000	622,932
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	565,555
UBS Group AG (Switzerland), 4.38%(b)(c)(d)	258,000	252,853
		3,565,673
Diversified Metals & Mining–0.90%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	188,000	190,854
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	325,000	326,583
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	480,000	624,310
6.25%, 07/15/2041	740,000	978,008
		2,119,755
Diversified REITs–1.41%
CubeSmart L.P.,
2.25%, 12/15/2028	83,000	83,378
2.50%, 02/15/2032	174,000	173,117
iStar, Inc.,
4.75%, 10/01/2024	139,000	143,910
5.50%, 02/15/2026	32,000	33,082
	Principal Amount	Value
Diversified REITs–(continued)
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	$283,000	$306,873
5.25%, 01/30/2026(b)	764,000	835,388
4.87%, 01/15/2030(b)	360,000	383,681
6.39%, 01/15/2050(b)	1,180,000	1,362,876
		3,322,305
Drug Retail–0.88%
CVS Pass-Through Trust,
6.04%, 12/10/2028	667,134	770,001
5.77%, 01/10/2033(b)	1,114,249	1,307,231
		2,077,232
Electric Utilities–2.79%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	201,000	191,789
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	802,000	801,050
Duke Energy Corp., 3.25%, 01/15/2082(c)	218,000	211,154
Duke Energy Progress LLC, 2.50%, 08/15/2050	570,000	534,709
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	212,017
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,524,217
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	305,000	294,582
Interconexion Electrica SA ESP (Colombia), 3.83%, 11/26/2033(b)	201,000	204,028
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	424,000	431,950
5.50%, 03/15/2057(c)	691,000	694,291
Series 21-A, 3.75%, 09/15/2051(c)	207,000	205,137
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	125,000	116,159
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	29,000	29,824
5.00%, 07/31/2027(b)	55,000	55,667
4.38%, 05/01/2029(b)	96,000	94,375
		6,600,949
Electrical Components & Equipment–0.19%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	365,000	358,237
EnerSys,
5.00%, 04/30/2023(b)	76,000	78,576
4.38%, 12/15/2027(b)	18,000	18,592
		455,405
Electronic Components–1.65%
Corning, Inc., 5.45%, 11/15/2079	2,849,000	3,901,681
Electronic Equipment & Instruments–0.13%
Vontier Corp.,
2.40%, 04/01/2028(b)	40,000	39,139
2.95%, 04/01/2031(b)	266,000	263,181
		302,320
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Electronic Manufacturing Services–0.02%
Jabil, Inc., 3.00%, 01/15/2031	$40,000	$41,331
Environmental & Facilities Services–0.04%
Covanta Holding Corp., 5.00%, 09/01/2030	68,000	68,488
Covert Mergeco, Inc., 4.88%, 12/01/2029(b)	22,000	22,137
		90,625
Fertilizers & Agricultural Chemicals–0.23%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	150,000	143,174
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	200,000	205,386
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	200,000	189,045
		537,605
Financial Exchanges & Data–1.03%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	434,000	403,082
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)	68,000	64,030
3.63%, 10/01/2031(b)	86,000	79,908
Moody’s Corp.,
2.00%, 08/19/2031	267,000	261,098
2.75%, 08/19/2041	312,000	308,174
5.25%, 07/15/2044	377,000	518,366
3.10%, 11/29/2061	517,000	518,581
MSCI, Inc.,
3.88%, 02/15/2031(b)	154,000	158,739
3.63%, 11/01/2031(b)	125,000	127,374
		2,439,352
Food Distributors–0.14%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	86,000	86,920
3.88%, 11/15/2029(b)	250,000	245,696
		332,616
Food Retail–0.35%
Alimentation Couche-Tard, Inc. (Canada), 3.63%, 05/13/2051(b)	378,000	405,950
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	253,425
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	84,000	88,301
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	89,000	87,902
		835,578
Health Care Facilities–0.65%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	86,011
	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
5.00%, 03/15/2024	$678,000	$731,872
5.38%, 02/01/2025	39,000	42,588
5.25%, 04/15/2025	30,000	33,373
5.88%, 02/15/2026	71,000	79,673
5.38%, 09/01/2026	18,000	20,109
3.50%, 09/01/2030	166,000	173,060
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	367,000	360,003
		1,526,689
Health Care REITs–0.38%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	87,385
Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	44,010
9.75%, 06/15/2025	81,000	87,658
4.38%, 03/01/2031	45,000	42,192
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	196,000	204,907
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	445,000	433,679
		899,831
Health Care Services–0.43%
Cigna Corp., 4.80%, 08/15/2038	30,000	36,825
DaVita, Inc.,
4.63%, 06/01/2030(b)	36,000	35,611
3.75%, 02/15/2031(b)	145,000	134,705
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	258,000	255,407
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	84,000	84,181
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	125,000	121,871
Series 2042, 2.72%, 01/01/2042	121,000	119,622
2.86%, 01/01/2052	138,000	138,309
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	84,000	83,078
		1,009,609
Health Care Supplies–0.96%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	2,294,000	2,268,800
Homebuilding–0.74%
Lennar Corp., 4.75%, 11/15/2022	31,000	31,884
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	741,000	781,537
6.00%, 01/15/2043	516,000	650,170
3.97%, 08/06/2061	155,000	150,818
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	113,000	118,595
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,385
		1,743,389
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.15%
Carnival Corp.,
10.50%, 02/01/2026(b)	$25,000	$28,535
5.75%, 03/01/2027(b)	25,000	24,488
Expedia Group, Inc., 4.63%, 08/01/2027	278,000	310,818
		363,841
Independent Power Producers & Energy Traders–0.59%
AES Corp. (The),
1.38%, 01/15/2026	251,000	243,941
2.45%, 01/15/2031	276,000	270,561
Calpine Corp., 3.75%, 03/01/2031(b)	360,000	343,606
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	97,000	102,157
3.75%, 02/15/2031(b)	75,000	74,253
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	376,000	351,974
		1,386,492
Industrial Conglomerates–0.80%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	234,000	231,851
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	341,000	412,539
General Electric Co., 5.55%, 01/05/2026	1,065,000	1,243,700
		1,888,090
Industrial Machinery–0.29%
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	82,612
Flowserve Corp., 2.80%, 01/15/2032	254,000	250,376
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	87,000	87,101
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	10,989
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	243,804
		674,882
Industrial REITs–0.08%
Lexington Realty Trust, 2.38%, 10/01/2031	207,000	199,061
Insurance Brokers–0.10%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	212,000	228,739
Integrated Oil & Gas–1.65%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	433,000	437,445
2.94%, 06/04/2051	238,000	232,207
3.00%, 03/17/2052	394,000	387,313
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	264,000	276,540
Lukoil Capital DAC (Russia),
2.80%, 04/26/2027(b)	314,000	310,789
3.60%, 10/26/2031(b)	342,000	334,477
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
8.50%, 07/15/2027	$15,000	$18,235
6.13%, 01/01/2031	51,000	59,509
6.20%, 03/15/2040	39,000	46,313
4.10%, 02/15/2047	51,000	48,709
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	273,000	279,705
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(b)	215,000	211,942
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	397,480
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	420,000	423,401
3.00%, 11/26/2051	420,000	428,871
		3,892,936
Integrated Telecommunication Services–5.47%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	190,500
5.50%, 10/15/2029(b)	55,000	53,182
AT&T, Inc.,
1.29% (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	393,000	400,769
3.10%, 02/01/2043	485,000	469,164
3.50%, 09/15/2053	1,139,000	1,152,601
3.55%, 09/15/2055	3,810,000	3,837,272
3.50%, 02/01/2061	310,000	306,366
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	466,969
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	205,537
6.25%, 11/29/2028(b)	200,000	199,375
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	256,116
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	204,677
NBN Co. Ltd. (Australia),
1.63%, 01/08/2027(b)	391,000	385,147
2.63%, 05/05/2031(b)	458,000	463,512
2.50%, 01/08/2032(b)	224,000	223,758
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,035,000	1,487,258
Verizon Communications, Inc.,
1.75%, 01/20/2031	50,000	47,403
2.55%, 03/21/2031	190,000	192,181
2.36%, 03/15/2032(b)	408,000	404,176
4.81%, 03/15/2039	366,000	457,932
2.65%, 11/20/2040	225,000	215,091
3.40%, 03/22/2041	191,000	203,279
2.88%, 11/20/2050	210,000	205,087
3.00%, 11/20/2060	617,000	592,731
3.70%, 03/22/2061	269,000	297,771
		12,917,854
Interactive Home Entertainment–0.70%
Electronic Arts, Inc.,
1.85%, 02/15/2031	20,000	19,129
2.95%, 02/15/2051	418,000	406,670
ROBLOX Corp., 3.88%, 05/01/2030(b)	441,000	442,839
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Interactive Home Entertainment–(continued)
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	$592,000	$588,495
3.00%, 02/15/2031(b)	213,000	200,937
		1,658,070
Interactive Media & Services–1.22%
Alphabet, Inc.,
1.90%, 08/15/2040	240,000	220,273
2.25%, 08/15/2060	416,000	379,364
Audacy Capital Corp., 6.75%, 03/31/2029(b)	84,000	82,381
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	218,986
1.72%, 04/09/2026	210,000	208,575
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	171,000	161,469
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	86,000	85,619
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	200,381
3.60%, 01/19/2028(b)	620,000	662,834
3.93%, 01/19/2038(b)	448,000	486,040
Twitter, Inc., 3.88%, 12/15/2027(b)	169,000	176,534
		2,882,456
Internet & Direct Marketing Retail–0.33%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	336,000	323,048
Meituan (China), 2.13%, 10/28/2025(b)	400,000	384,437
QVC, Inc., 5.45%, 08/15/2034	68,000	67,491
		774,976
Internet Services & Infrastructure–0.40%
Twilio, Inc.,
3.63%, 03/15/2029	182,000	183,367
3.88%, 03/15/2031	198,000	196,920
VeriSign, Inc., 2.70%, 06/15/2031	235,000	237,529
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	346,000	338,972
		956,788
Investment Banking & Brokerage–2.97%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	336,000	328,845
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	22,000	22,356
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	476,000	490,529
Charles Schwab Corp. (The), Series E, 4.63%(c)(d)	768,000	772,800
	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.86% (SOFR + 0.81%), 03/09/2027(e)	$846,000	$848,498
0.97% (SOFR + 0.92%), 10/21/2027(e)	158,000	159,026
1.95%, 10/21/2027(c)	255,000	254,559
2.38%, 07/21/2032(c)	260,000	255,297
2.65%, 10/21/2032(c)	308,000	308,956
6.75%, 10/01/2037	277,000	391,566
4.80%, 07/08/2044	941,000	1,206,241
Series T, 3.80%(c)(d)	15,000	14,651
Series V, 4.13%(c)(d)	194,000	191,915
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	30,000	33,404
Morgan Stanley,
2.19%, 04/28/2026(c)	242,000	247,017
3.62%, 04/01/2031(c)	335,000	365,993
2.24%, 07/21/2032(c)	430,000	421,712
2.51%, 10/20/2032(c)	192,000	192,790
2.48%, 09/16/2036(c)	264,000	255,662
NFP Corp., 4.88%, 08/15/2028(b)	33,000	32,552
Raymond James Financial, Inc., 3.75%, 04/01/2051	189,000	214,146
		7,008,515
IT Consulting & Other Services–0.23%
DXC Technology Co., 2.38%, 09/15/2028	392,000	383,059
Gartner, Inc.,
4.50%, 07/01/2028(b)	124,000	129,042
3.63%, 06/15/2029(b)	42,000	41,803
		553,904
Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	44,508
Life & Health Insurance–3.16%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	280,000	319,117
Athene Global Funding,
2.50%, 01/14/2025(b)	351,000	361,609
1.45%, 01/08/2026(b)	219,000	216,328
Athene Holding Ltd.,
4.13%, 01/12/2028	861,000	945,108
6.15%, 04/03/2030	374,000	464,021
3.95%, 05/25/2051	66,000	74,638
Brighthouse Financial, Inc.,
4.70%, 06/22/2047	278,000	311,793
3.85%, 12/22/2051	448,000	439,697
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,100,876
F&G Global Funding, 2.00%, 09/20/2028(b)	376,000	367,119
GA Global Funding Trust, 1.95%, 09/15/2028(b)	464,000	455,441
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	1,039,000	1,049,327
Maple Grove Funding Trust I, 4.16%, 08/15/2051(b)	361,000	383,482
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	$331,000	$393,797
Prudential Financial, Inc., 3.91%, 12/07/2047	489,000	578,504
		7,460,857
Managed Health Care–0.52%
Centene Corp.,
4.63%, 12/15/2029	88,000	94,289
3.38%, 02/15/2030	154,000	155,299
2.50%, 03/01/2031	401,000	384,960
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	280,000	286,436
3.00%, 06/01/2051	295,000	311,636
		1,232,620
Metal & Glass Containers–0.10%
Ball Corp., 5.25%, 07/01/2025	70,000	77,098
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	164,000	159,663
		236,761
Movies & Entertainment–0.29%
Netflix, Inc.,
5.88%, 11/15/2028	186,000	222,910
5.38%, 11/15/2029(b)	26,000	30,798
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	204,326
2.00%, 09/03/2030	235,000	220,966
		679,000
Multi-line Insurance–1.79%
Allianz SE (Germany), 3.20%(b)(c)(d)	203,000	190,373
American International Group, Inc.,
3.40%, 06/30/2030	504,000	544,603
4.50%, 07/16/2044	1,321,000	1,620,533
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	398,000	450,344
4.63%, 04/29/2030	351,000	394,457
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	1,020,389
		4,220,699
Multi-Utilities–0.05%
WEC Energy Group, Inc., 1.38%, 10/15/2027	125,000	121,122
Office REITs–0.65%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	507,000	553,760
Highwoods Realty L.P., 2.60%, 02/01/2031	96,000	96,144
Office Properties Income Trust,
4.50%, 02/01/2025	505,000	534,964
2.65%, 06/15/2026	72,000	71,813
2.40%, 02/01/2027	275,000	267,727
		1,524,408
Oil & Gas Drilling–0.20%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	87,000	90,204
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	$13,000	$12,765
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	70,000	69,650
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	67,000	65,327
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	70,000	72,644
6.88%, 04/15/2040(b)	57,000	63,714
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(g)	31,000	32,159
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)	57,000	59,130
		465,593
Oil & Gas Equipment & Services–0.20%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	128,000	129,280
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	256,650
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	84,292
		470,222
Oil & Gas Exploration & Production–1.71%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	176,000	186,521
Callon Petroleum Co., 8.00%, 08/01/2028(b)	84,000	82,384
Cameron LNG LLC,
3.30%, 01/15/2035(b)	444,000	469,458
3.40%, 01/15/2038(b)	480,000	502,573
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	90,000	89,100
Continental Resources, Inc., 2.27%, 11/15/2026(b)	113,000	111,779
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	297,000	289,419
2.94%, 09/30/2040(b)	439,000	434,318
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	615,000	587,134
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	40,553
8.00%, 01/15/2027	92,000	91,429
7.75%, 02/01/2028	52,000	50,963
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	81,000	82,397
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	228,000	226,688
3.10%, 07/15/2031(b)	228,000	230,682
Murphy Oil Corp.,
6.38%, 07/15/2028	152,000	157,031
6.38%, 12/01/2042	30,000	29,549
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	136,000	141,179
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	53,000	57,697
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	$91,000	$91,994
SM Energy Co., 10.00%, 01/15/2025(b)	86,000	94,208
		4,047,056
Oil & Gas Refining & Marketing–0.45%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	124,000	122,072
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	291,000	291,498
3.40%, 04/28/2061(b)	550,000	569,701
Weatherford International Ltd., 6.50%, 09/15/2028(b)	85,000	87,445
		1,070,716
Oil & Gas Storage & Transportation–3.45%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	269,000	265,161
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	91,000	89,761
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	125,000	179,636
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	152,000	149,970
3.40%, 08/01/2051	153,000	157,119
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	91,645
5.00%, 05/15/2050	291,000	334,859
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	90,000	123,867
4.88%, 08/16/2077(c)	514,000	494,800
4.80%, 02/01/2049	278,000	341,073
4.20%, 01/31/2050	336,000	379,719
3.70%, 01/31/2051	189,000	199,880
3.30%, 02/15/2053	217,000	217,037
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	126,980
Kinder Morgan, Inc., 7.80%, 08/01/2031	233,000	326,789
MPLX L.P.,
1.75%, 03/01/2026	333,000	329,766
4.80%, 02/15/2029	296,000	336,120
4.70%, 04/15/2048	337,000	389,294
5.50%, 02/15/2049	465,000	588,339
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	60,000	50,031
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	202,000	213,353
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	171,000	182,374
ONEOK Partners L.P., 6.85%, 10/15/2037	329,000	447,311
ONEOK, Inc., 6.35%, 01/15/2031	518,000	651,822
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	36,000	30,577
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	41,503
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	$86,000	$90,048
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	94,000	92,012
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	115,000	119,337
5.00%, 01/15/2028	33,000	34,157
5.50%, 03/01/2030	11,000	11,982
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	283,000	284,238
Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	72,018
2.60%, 03/15/2031	491,000	487,872
3.50%, 10/15/2051	226,000	230,224
		8,160,674
Other Diversified Financial Services–3.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	323,000	340,375
2.45%, 10/29/2026	409,000	410,264
3.00%, 10/29/2028	242,000	243,872
3.30%, 01/30/2032	323,000	325,712
3.40%, 10/29/2033	346,000	348,642
3.85%, 10/29/2041	293,000	302,719
Aragvi Finance International DAC (Moldova), 8.45%, 04/29/2026(b)	206,000	211,615
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	285,000	279,198
4.25%, 04/15/2026(b)	190,000	203,004
2.75%, 02/21/2028(b)	342,000	335,460
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	30,000	28,305
2.80%, 09/30/2050(b)	210,000	204,907
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	92,000	90,949
2.35%, 11/22/2024(b)	267,000	267,164
2.63%, 12/15/2026(b)	639,000	621,516
3.25%, 03/15/2027(b)	325,000	325,157
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	621,000	622,837
2.13%, 02/15/2027(b)	355,000	344,468
2.85%, 09/30/2028(b)	194,000	188,296
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	357,000	350,455
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/2029(b)	91,000	90,997
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	211,000	226,335
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	258,000	254,339
2.00%, 04/06/2028(b)	242,000	240,545
Pershing Square Holdings Ltd. (Guernsey),
3.25%, 11/15/2030(b)	1,000,000	1,011,051
3.25%, 10/01/2031(b)	1,000,000	1,004,883
		8,873,065
Packaged Foods & Meats–0.95%
General Mills, Inc., 2.25%, 10/14/2031	140,000	138,425
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	$272,000	$269,907
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	78,000	85,581
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(b)	336,000	327,140
2.25%, 09/24/2031(b)	159,000	155,393
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	57,000	83,569
5.00%, 06/04/2042	59,000	72,135
4.38%, 06/01/2046	79,000	91,549
5.50%, 06/01/2050	91,000	123,625
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	889,956
		2,237,280
Paper Packaging–0.16%
Berry Global, Inc., 1.65%, 01/15/2027	203,000	197,941
Sealed Air Corp., 1.57%, 10/15/2026(b)	195,000	190,227
		388,168
Paper Products–0.23%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	251,000	259,332
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	121,000	113,015
3.13%, 01/15/2032	181,000	168,995
		541,342
Pharmaceuticals–0.32%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	26,000	26,294
9.00%, 12/15/2025(b)	41,000	42,853
5.75%, 08/15/2027(b)	75,000	76,541
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	219,000	242,731
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	133,000	134,290
Royalty Pharma PLC, 2.15%, 09/02/2031	141,000	134,332
Viatris, Inc., 3.85%, 06/22/2040	84,000	89,657
		746,698
Property & Casualty Insurance–0.96%
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	137,000	147,048
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	81,000	82,648
3.05%, 12/15/2061	185,000	190,915
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	272,000	289,177
2.45%, 03/15/2031	337,000	334,275
3.20%, 09/17/2051	135,000	134,145
Stewart Information Services Corp., 3.60%, 11/15/2031	282,000	287,061
	Principal Amount	Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp.,
4.00%, 05/12/2050	$225,000	$264,241
3.55%, 03/30/2052	276,000	305,864
3.15%, 09/30/2061	234,000	230,561
		2,265,935
Railroads–0.56%
Canadian Pacific Railway Co. (Canada),
1.75%, 12/02/2026	225,000	225,259
2.45%, 12/02/2031	140,000	141,815
3.00%, 12/02/2041	88,000	89,699
3.10%, 12/02/2051	420,000	432,667
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	240,000	232,296
Norfolk Southern Corp., 3.40%, 11/01/2049	182,000	199,967
		1,321,703
Real Estate Development–0.96%
Agile Group Holdings Ltd. (China),
5.50%, 04/21/2025(b)	204,000	128,010
6.05%, 10/13/2025(b)	200,000	125,500
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	377,000	366,418
Country Garden Holdings Co. Ltd. (China),
4.75%, 07/25/2022(b)	200,000	196,000
3.13%, 10/22/2025(b)	200,000	178,965
Essential Properties L.P., 2.95%, 07/15/2031	260,000	259,766
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	200,000	178,000
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	244,000	251,993
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(b)	200,000	164,508
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	239,000	236,517
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	184,881
		2,270,558
Regional Banks–1.64%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	358,000	364,345
3.25%, 04/30/2030	35,000	37,285
Series G, 4.00%(c)(d)	290,000	286,375
Fifth Third Bancorp,
4.30%, 01/16/2024	586,000	622,896
2.55%, 05/05/2027	228,000	235,935
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(c)	222,000	213,862
M&T Bank Corp., 3.50%(c)(d)	250,000	241,813
SVB Financial Group,
Series C, 4.00%(c)(d)	603,000	601,221
Series D, 4.25%(c)(d)	582,000	579,454
Series E, 4.70%(c)(d)	351,000	352,974
Synovus Financial Corp., 3.13%, 11/01/2022	339,000	344,539
		3,880,699
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Reinsurance–0.84%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	$1,132,000	$1,237,978
3.13%, 06/15/2031(b)	194,000	194,802
4.70%, 10/15/2051(b)(c)	549,000	562,432
		1,995,212
Renewable Electricity–0.13%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	298,000	300,304
Research & Consulting Services–0.04%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	76,000	78,960
10.25%, 02/15/2027(b)	6,000	6,399
		85,359
Residential REITs–0.65%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	161,000	159,705
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	71,000	70,334
3.38%, 07/15/2051	70,000	72,596
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	100,000	99,291
2.70%, 01/15/2034	274,000	271,138
Mid-America Apartments L.P., 2.88%, 09/15/2051	69,000	68,835
Spirit Realty L.P.,
3.40%, 01/15/2030	551,000	577,692
2.70%, 02/15/2032	55,000	54,932
Sun Communities Operating L.P.,
2.30%, 11/01/2028	98,000	97,893
2.70%, 07/15/2031	69,000	69,194
		1,541,610
Restaurants–0.24%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	287,000	274,701
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	88,253
IRB Holding Corp., 6.75%, 02/15/2026(b)	122,000	124,074
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	91,000	89,301
		576,329
Retail REITs–0.93%
Agree L.P., 2.60%, 06/15/2033	239,000	236,402
Brixmor Operating Partnership L.P.,
4.05%, 07/01/2030	285,000	313,598
2.50%, 08/16/2031	165,000	160,890
Kimco Realty Corp.,
2.70%, 10/01/2030	50,000	51,410
2.25%, 12/01/2031	164,000	159,725
Kite Realty Group Trust, 4.75%, 09/15/2030	237,000	263,151
National Retail Properties, Inc., 3.50%, 04/15/2051	278,000	298,547
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	44,014
	Principal Amount	Value
Retail REITs–(continued)
Regency Centers L.P., 4.13%, 03/15/2028	$293,000	$326,836
Simon Property Group L.P., 1.38%, 01/15/2027	340,000	333,157
		2,187,730
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	33,000	33,732
Semiconductor Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	35,000	37,377
Semiconductors–1.97%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	10,000	9,632
4.30%, 11/15/2032	458,000	511,553
3.47%, 04/15/2034(b)	1,085,000	1,119,015
3.14%, 11/15/2035(b)	470,000	462,471
3.19%, 11/15/2036(b)	1,182,000	1,165,061
Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	22,506
Micron Technology, Inc.,
4.98%, 02/06/2026	267,000	298,692
4.19%, 02/15/2027	699,000	766,198
2.70%, 04/15/2032	170,000	170,971
3.37%, 11/01/2041	114,000	115,012
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	13,198
		4,654,309
Soft Drinks–0.08%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)	200,000	196,947
Sovereign Debt–2.31%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	220,723
Brazilian Government International Bond (Brazil),
3.75%, 09/12/2031	504,000	462,546
4.75%, 01/14/2050	414,000	356,015
China Government International Bond (China), 2.50%, 10/26/2051(b)	504,000	519,069
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	206,617
Egypt Government International Bond (Egypt),
3.88%, 02/16/2026(b)	279,000	252,883
5.88%, 02/16/2031(b)	262,000	222,420
7.50%, 02/16/2061(b)	306,000	237,557
Guatemala Government Bond (Guatemala),
3.70%, 10/07/2033(b)	258,000	251,937
4.65%, 10/07/2041(b)	200,000	198,000
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	477,000	447,112
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	$230,000	$201,862
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	209,996
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	273,004
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	385,000	361,556
UAE International Government Bond (United Arab Emirates),
2.00%, 10/19/2031(b)	200,000	198,463
2.88%, 10/19/2041(b)	247,000	246,974
3.25%, 10/19/2061(b)	306,000	317,587
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	268,628
		5,452,949
Specialized Consumer Services–0.09%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	134,000	131,620
Terminix Co. LLC (The), 7.45%, 08/15/2027	75,000	88,643
		220,263
Specialized Finance–0.32%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	726,292
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	31,000	31,393
		757,685
Specialized REITs–1.04%
American Tower Corp.,
2.70%, 04/15/2031	543,000	546,222
3.10%, 06/15/2050	495,000	480,046
2.95%, 01/15/2051	227,000	213,933
Crown Castle International Corp., 2.50%, 07/15/2031	424,000	419,155
Extra Space Storage L.P.,
2.55%, 06/01/2031	231,000	229,795
2.35%, 03/15/2032	182,000	177,039
Life Storage L.P., 2.40%, 10/15/2031	289,000	284,008
Public Storage, 2.25%, 11/09/2031	69,000	68,789
SBA Communications Corp., 3.88%, 02/15/2027	43,000	44,062
		2,463,049
Specialty Chemicals–0.65%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	510,000	500,682
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	116,000	118,074
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	348,415
5.50%, 03/18/2031	591,000	580,527
		1,547,698
Steel–0.04%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	90,000	87,594
	Principal Amount	Value
Systems Software–0.48%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	$207,000	$214,969
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	269,000	259,760
Oracle Corp., 3.60%, 04/01/2050	645,000	653,807
VMware, Inc., 2.20%, 08/15/2031	13,000	12,670
		1,141,206
Technology Distributors–0.20%
Avnet, Inc., 4.63%, 04/15/2026	431,000	475,924
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc., 2.65%, 05/11/2050	450,000	445,939
Thrifts & Mortgage Finance–0.22%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	26,000	29,509
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026(b)	229,000	223,598
4.00%, 10/15/2033(b)	279,000	273,902
		527,009
Trading Companies & Distributors–0.74%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,296,565
Air Lease Corp., 3.00%, 09/15/2023	364,000	374,418
Aircastle Ltd., 5.00%, 04/01/2023	85,000	89,297
		1,760,280
Trucking–1.94%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	688,000	733,552
3.50%, 11/01/2027(b)	1,166,000	1,212,961
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	479,807
4.13%, 07/15/2023(b)	552,000	578,116
1.90%, 10/15/2026(b)	205,000	204,317
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	524,000	520,010
3.15%, 06/15/2031(b)	487,000	490,375
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	364,000	361,043
		4,580,181
Wireless Telecommunication Services–2.22%
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(b)	167,000	160,401
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	78,431
Sprint Corp., 7.63%, 02/15/2025	67,000	76,817
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	631,750	659,717
5.15%, 03/20/2028(b)	1,587,000	1,781,714
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	191,000	188,946
2.63%, 04/15/2026	219,000	219,411
3.50%, 04/15/2031	175,000	178,181
4.50%, 04/15/2050	286,000	335,017
3.40%, 10/15/2052(b)	485,000	481,756
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	$131,000	$128,526
4.13%, 06/04/2081(c)	275,000	271,836
5.13%, 06/04/2081(c)	214,000	217,134
Xiaomi Best Time International Ltd. (China),
2.88%, 07/14/2031(b)	271,000	267,704
4.10%, 07/14/2051(b)	200,000	207,690
		5,253,281
Total U.S. Dollar Denominated Bonds & Notes (Cost $206,240,150)		215,775,781
	Shares
Preferred Stocks–5.11%
Asset Management & Custody Banks–0.01%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	31,666
Diversified Banks–2.65%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	1,004,000	1,090,846
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	506,313
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	977,510
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	373,000
JPMorgan Chase & Co., 3.60% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	387,000	387,474
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,920,312
		6,255,455
Integrated Telecommunication Services–0.24%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	500,000	565,697
Investment Banking & Brokerage–1.58%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	364,000	360,815
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	495,000	490,793
Morgan Stanley, 7.13%, Series E, Pfd.(c)	65,000	1,785,550
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,094,800
		3,731,958
Life & Health Insurance–0.13%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	305,000	309,575
Multi-Utilities–0.12%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	282,646
Other Diversified Financial Services–0.05%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	124,000	129,654
Regional Banks–0.33%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)	30,000	768,000
Total Preferred Stocks (Cost $11,225,119)		12,074,651
	Principal Amount
Asset-Backed Securities–0.87%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$603,029	640,325
	Principal Amount		Value
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		$314,025	$328,867
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		209,650	205,543
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		209,650	206,947
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		644,875	674,825
Total Asset-Backed Securities (Cost $1,993,180)			2,056,507
U.S. Treasury Securities–0.82%
U.S. Treasury Bills–0.23%
0.04% - 0.05%, 02/17/2022(h)(i)		550,000	549,943
U.S. Treasury Bonds–0.17%
1.75%, 08/15/2041		0	0
2.00%, 11/15/2041		387,400	397,206
2.00%, 08/15/2051		1,200	1,257
			398,463
U.S. Treasury Notes–0.42%
1.25%, 11/30/2026		205,000	205,937
1.38%, 11/15/2031		789,500	784,813
			990,750
Total U.S. Treasury Securities (Cost $1,919,684)			1,939,156
Non-U.S. Dollar Denominated Bonds & Notes–0.33%(j)
Movies & Entertainment–0.20%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	475,548
Sovereign Debt–0.13%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	291,871
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $723,253)			767,419

Municipal Obligations–0.21%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		195,000	200,722
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		295,000	303,053
Total Municipal Obligations (Cost $490,000)			503,775
	Shares
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)		213,334	213,334
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(k)(l)		223,972	224,038
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)		243,810	243,810
Total Money Market Funds (Cost $681,165)			681,182
TOTAL INVESTMENTS IN SECURITIES–98.96% (Cost $223,272,551)			233,798,471
OTHER ASSETS LESS LIABILITIES—1.04%			2,467,981
NET ASSETS–100.00%			$236,266,452
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $96,510,495, which represented 40.85% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,924,095	$16,842,887	$(18,553,648)	$-	$-	$213,334	$160
Invesco Liquid Assets Portfolio, Institutional Class	1,422,808	11,821,511	(13,020,232)	(24)	(25)	224,038	48
Invesco Treasury Portfolio, Institutional Class	2,198,965	19,249,014	(21,204,169)	-	-	243,810	70
Total	$5,545,868	$47,913,412	$(52,778,049)	$(24)	$(25)	$681,182	$278

(l)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	20	March-2022	$4,374,688	$9,219	$9,219
U.S. Treasury 5 Year Notes	73	March-2022	8,862,086	20,061	20,061
U.S. Treasury Long Bonds	66	March-2022	10,700,250	123,750	123,750
Subtotal—Long Futures Contracts				153,030	153,030
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	11	March-2022	(1,438,938)	(17,875)	(17,875)
U.S. Treasury 10 Year Ultra Notes	69	March-2022	(10,135,453)	(174,788)	(174,788)
U.S. Treasury Ultra Bonds	13	March-2022	(2,607,313)	(85,414)	(85,414)
Subtotal—Short Futures Contracts				(278,077)	(278,077)
Total Futures Contracts				$(125,047)	$(125,047)

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/17/2022	Citibank N.A.	EUR	1,136,000	USD	1,319,862	$28,398

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$214,726,454	$1,049,327	$215,775,781
Preferred Stocks	6,568,662	5,505,989	—	12,074,651
Asset-Backed Securities	—	2,056,507	—	2,056,507
U.S. Treasury Securities	—	1,939,156	—	1,939,156
Non-U.S. Dollar Denominated Bonds & Notes	—	767,419	—	767,419
Municipal Obligations	—	503,775	—	503,775
Money Market Funds	681,182	—	—	681,182
Total Investments in Securities	7,249,844	225,499,300	1,049,327	233,798,471
Other Investments - Assets*
Futures Contracts	153,030	—	—	153,030
Forward Foreign Currency Contracts	—	28,398	—	28,398
	153,030	28,398	—	181,428
Other Investments - Liabilities*
Futures Contracts	(278,077)	—	—	(278,077)
Total Other Investments	(125,047)	28,398	—	(96,649)
Total Investments	$7,124,797	$225,527,698	$1,049,327	$233,701,822

*	Unrealized appreciation (depreciation).
Invesco Bond Fund